Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
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Property, Plant and Equipment
14	PROPERTY, PLANT AND EQUIPMENT

	Buildings	Telecommunications transceivers, switching centers, transmission and other network equipment	Office equipment, furniture, fixtures and others	Total
	Million	Million	Million	Million

Cost:
As of January 1, 2016	129,460	1,174,803	22,784	1,327,047
Transferred from construction in progress	8,476	172,502	2,267	183,245
Other additions	214	2,367	287	2,868
Disposals	(1,048)	(5,017)	(138)	(6,203)
Assets written-off	(308)	(58,650)	(2,210)	(61,168)
Exchange differences	129	262	1	392

As of December 31, 2016	136,923	1,286,267	22,991	1,446,181

As of January 1, 2017	136,923	1,286,267	22,991	1,446,181

Transferred from construction in progress	10,577	174,250	833	185,660
Other additions	820	962	1,193	2,975
Disposals	(72)	(181)	(109)	(362)
Assets written-off	(331)	(38,971)	(1,117)	(40,419)
Exchange differences	(141)	(359)	(4)	(504)

As of December 31, 2017	147,776	1,421,968	23,787	1,593,531

Accumulated depreciation and impairment:

As of January 1, 2016	36,825	689,564	15,027	741,416
Charge for the year	5,310	129,915	2,945	138,170
Written back on disposals	(446)	(2,336)	(68)	(2,850)
Assets written-off and impairment loss	(203)	(51,108)	(1,805)	(53,116)
Exchange differences	16	186	3	205

As of December 31, 2016	41,502	766,221	16,102	823,825

As of January 1, 2017	41,502	766,221	16,102	823,825
Charge for the year	5,695	143,026	1,227	149,948
Written back on disposals	(58)	(45)	(105)	(208)
Assets written-off and impairment loss	(299)	(26,465)	(1,068)	(27,832)
Exchange differences	(20)	(208)	(3)	(231)

As of December 31, 2017	46,820	882,529	16,153	945,502

Net book value:
As of December 31, 2017	100,956	539,439	7,634	648,029

As of December 31, 2016	95,421	520,046	6,889	622,356

As a result of the optimization of 4G network coverage, the continuing impact of the mobile Internet substitution effect, and particularly, the significant progress of Voice over LTE (“VoLTE”) business services this year, the usage and utilization of the Group’s 2G network has been decreasing rapidly. Meanwhile, due to the further decline of voice tariff, the revenue from voice services dropped even faster and the management anticipates more pressure on the profitability of 2G wireless and related assets (“2G Network Assets”). Therefore, management performed impairment test on the 2G Network Assets as of December 31, 2017. For the impairment testing purpose, the recoverable amounts (note 2(i)(ii)) of 2G Network Assets was determined based on value-in-use (“VIU”) calculations, i.e. the present value of estimated future net cash flows expected to arise from the continuing use of the 2G Network Assets. After considering the historical results, the prevailing market trends and the expected remaining useful lives of 2G Network Assets, the Group has made key assumptions and estimates on the period covered by the cash flow forecast and the estimated future revenue of 2G Network Assets to estimate the present value of future net cash flows applying the pre-tax discount rate of 11%. Based on the impairment test results, the Group recognized an impairment loss of RMB10,450,000,000 for the year ended December 31, 2017 (2016: nil; 2015: nil).